Exhibit 99.1

World Omni Auto Receivables Trust 2016-A
Monthly Servicer Certificate
March 31, 2017

Dates Covered
Collections Period	03/01/17 - 03/31/17
Interest Accrual Period	03/15/17 - 04/16/17
30/360 Days	30
Actual/360 Days	33
Distribution Date	04/17/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/17	606,965,430.86	29,246
Yield Supplement Overcollateralization Amount 02/28/17	24,100,005.12	0
Receivables Balance 02/28/17	631,065,435.98	29,246
Principal Payments	23,864,084.02	580
Defaulted Receivables	1,860,774.89	78
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/17	22,848,955.25	0
Pool Balance at 03/31/17	582,491,621.82	28,588

Pool Statistics	$ Amount	# of Accounts
Pool Factor	65.90%
Prepayment ABS Speed	1.86%
Aggregate Starting Principal Balance	918,505,674.88	35,343

Delinquent Receivables:
Past Due 31-60 days	8,418,663.47	380
Past Due 61-90 days	2,223,954.19	103
Past Due 91-120 days	528,706.33	27
Past Due 121+ days	0.00	0
Total	11,171,323.99	510

Total 31+ Delinquent as % Ending Pool Balance	1.92%
Total 61+ Delinquent as % Ending Pool Balance	0.47%
Delinquency Trigger Occurred	NO

Recoveries	1,063,036.01
Aggregate Net Losses/(Gains) - March 2017	797,738.88
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.52%
Prior Net Losses Ratio	1.87%
Second Prior Net Losses Ratio	1.22%
Third Prior Net Losses Ratio	1.60%
Four Month Average	1.55%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.99%

Overcollateralization Target Amount	26,212,122.98
Actual Overcollateralization	26,212,122.98
Weighted Average APR	4.03%
Weighted Average APR, Yield Adjusted	5.85%
Weighted Average Remaining Term	54.79

Flow of Funds	$ Amount

Collections	26,996,020.04
Investment Earnings on Cash Accounts	11,748.20
Servicing Fee	(525,887.86)
Transfer to Collection Account	0.00
Available Funds	26,481,880.38

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	755,304.19
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	0.00
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	23,372,487.63
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	2,354,088.56

Total Distributions of Available Funds	26,481,880.38

Servicing Fee	525,887.86
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	840,800,000.00
Original Class B	18,030,000.00

Total Class A & B
Note Balance @ 03/15/17	579,651,986.47
Principal Paid	23,372,487.63
Note Balance @ 04/17/17	556,279,498.84

Class A-1
Note Balance @ 03/15/17	0.00
Principal Paid	0.00
Note Balance @ 04/17/17	0.00
Note Factor @ 04/17/17	0.0000000%

Class A-2
Note Balance @ 03/15/17	224,821,986.47
Principal Paid	23,372,487.63
Note Balance @ 04/17/17	201,449,498.84
Note Factor @ 04/17/17	57.2299713%

Class A-3
Note Balance @ 03/15/17	262,000,000.00
Principal Paid	0.00
Note Balance @ 04/17/17	262,000,000.00
Note Factor @ 04/17/17	100.0000000%

Class A-4
Note Balance @ 03/15/17	74,800,000.00
Principal Paid	0.00
Note Balance @ 04/17/17	74,800,000.00
Note Factor @ 04/17/17	100.0000000%

Class B
Note Balance @ 03/15/17	18,030,000.00
Principal Paid	0.00
Note Balance @ 04/17/17	18,030,000.00
Note Factor @ 04/17/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	755,304.19
Total Principal Paid	23,372,487.63
Total Paid	24,127,791.82

Class A-1
Coupon	0.62000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.32000%
Interest Paid	247,304.19
Principal Paid	23,372,487.63
Total Paid to A-2 Holders	23,619,791.82

Class A-3
Coupon	1.77000%
Interest Paid	386,450.00
Principal Paid	0.00
Total Paid to A-3 Holders	386,450.00

Class A-4
Coupon	1.95000%
Interest Paid	121,550.00
Principal Paid	0.00
Total Paid to A-4 Holders	121,550.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.8794572
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	27.2143354
Total Distribution Amount	28.0937926

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.7025687
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	66.3991126
Total A-2 Distribution Amount	67.1016813

A-3 Interest Distribution Amount	1.4750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.4750000

A-4 Interest Distribution Amount	1.6250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6250000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 03/15/17	2,196,494.13
Investment Earnings	1,009.22
Investment Earnings Paid	(1,009.22)
Deposit/(Withdrawal)	-
Balance as of 04/17/17	2,196,494.13
Change	-

Required Reserve Amount	2,196,494.13